AXS Alternative Growth Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2021 (Unaudited)

Principal Amount		Value
	U.S. TREASURY BILLS — 8.4%
$350,000	United States Treasury Bill 0.000%, 8/26/2021	$349,980
	TOTAL U.S. TREASURY BILLS
	(Cost $349,976)	349,980

Number of Shares
	SHORT-TERM INVESTMENTS — 59.4%
2,488,263	Fidelity Investments Money Market Government Portfolio - Class I, 0.01%[1]	2,488,263
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,488,263)	2,488,263
	TOTAL INVESTMENTS — 67.8%
	(Cost $2,838,239)	2,838,243
	Other Assets in Excess of Liabilities — 32.2%	1,350,512
	TOTAL NET ASSETS — 100.0%	$4,188,755

[1]	The rate is the annualized seven-day yield at period end.

AXS Alternative Growth Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

FUTURES CONTRACTS

					Unrealized
Number of		Expiration	Notional	Value at	Appreciation
Contracts	Description	Date	Value	June 30, 2021	(Depreciation)
23	S&P 500 E-Mini	September 2021	$4,858,546	$4,931,890	$73,344
TOTAL FUTURES CONTRACTS			$4,858,546	$4,931,890	$73,344

AXS Alternative Growth Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

SWAP CONTRACT

TOTAL RETURN SWAP

		Pay/Receive				Unrealized
		Total Return on	Financing	Termination	Notional	Appreciation
Counterparty	Reference Entity	Reference Entity	Rate[1]	Date	Value	(Depreciation)
Deutsche Bank	AXS Alternative Growth Fund Custom Basket[2]	Receive	0.50% of Notional Value	June 1, 2023	$8,233,416	$(596,873)
TOTAL SWAP CONTRACT						$(596,873)

[1]	Financing rate is based upon predetermined notional amounts.
[2]	This investment is a holding of the AXS Alternative Growth Fund Limited.

AXS Alternative Growth Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2021 (Unaudited)

Total Return Swap Top 50 Holdings^

FUTURES CONTRACTS

Number of				Unrealized
Long		Expiration	Notional	Appreciation
Contracts	Description	Date	Value	(Depreciation)
12	Three Month Canadian Bankers Acceptance Future	Dec-22	$2,341,123	$(4,553)
6	3 month Euro (EURIBOR)	Jun-22	1,893,697	(38)
14	10 year US Treasury Notes	Sep-21	1,801,892	7,880
7	Three Month Canadian Bankers Acceptance Future	Sep-22	1,420,026	(2,398)
4	Eurodollar	Mar-22	1,060,359	(413)
4	Eurodollar	Sep-21	1,047,398	(83)
6	3 month Sterling	Mar-22	1,041,848	(1,620)
8	2 year Euro-Schatz	Sep-21	1,031,586	(62)
5	Euro-BUND	Sep-21	957,722	3,003
1	10 year Japanese Government Bond	Sep-21	908,254	165
4	Eurodollar	Dec-22	905,664	(850)
4	Eurodollar	Sep-22	891,744	(889)
3	Eurodollar	Dec-21	852,847	72
5	3 month Sterling	Jun-22	834,775	(27)
5	Long Gilt Future	Sep-21	807,925	3,927
4	Three Month Canadian Bankers Acceptance Future	Jun-22	779,948	(95)
7	10 year Australian Treasury Bond Future	Sep-21	775,186	2,047
4	90 Day Bank Accepted Bill Future	Sep-22	649,986	(241)
3	Eurodollar	Jun-22	629,108	(407)

Number of				Unrealized
Short		Expiration	Notional	Appreciation
Contracts	Description	Date	Value	(Depreciation)
(7)	3 month Euro (EURIBOR)	Jun-23	$(2,065,741)	$(323)
(10)	Three Month Canadian Bankers Acceptance Future	Sep-21	(2,041,579)	151
(8)	Eurodollar	Mar-24	(1,886,851)	98
(8)	2 year Euro-Schatz	Sep-21	(1,075,879)	44
(9)	JPY/USD	Sep-21	(1,052,268)	9,073
(5)	2 year US Treasury Notes	Sep-21	(1,030,607)	639
(6)	90 Day Bank Accepted Bill Future	Jun-22	(1,024,262)	(30)
(10)	3 year Australian Treasury Bond	Sep-21	(909,424)	(1,018)
(5)	3 month Sterling	Jun-23	(906,528)	(493)
(3)	Eurodollar	Sep-21	(858,996)	78
(6)	5 year US Treasury Notes	Sep-21	(735,903)	625
(3)	Euro-BUND	Sep-21	(666,547)	(3,291)
(3)	3 month Sterling	Sep-21	(590,382)	63
(3)	90 Day Bank Accepted Bill Future	Sep-21	(583,816)	(18)

OPTIONS ON CURRENCY						Unrealized
			Expiration	Strike	Notional	Appreciation
	Put/Call	Description	Date	Price	Value	(Depreciation)
Purchased
	Call	NOK/USD	Aug-21	$9.50	$1,075,733	$775
	Call	XAG/USD	Jul-21	29.40	1,024,576	322
	Put	JPY/AUD	Jul-21	77.00	1,230,988	-
	Put	JPY/AUD	Aug-21	72.00	699,553	33

Written
	Call	NOK/USD	Aug-21	$9.50	$(1,075,733)	$(775)
	Put	JPY/AUD	Jul-21	77.00	(1,230,988)	-
	Put	JPY/USD	Jul-21	96.00	(729,577)	-
	Put	JPY/AUD	Aug-21	72.00	(699,553)	(33)

FORWARD FOREIGN CURRENCY CONTRACTS
						Unrealized
		Currency Units to				Appreciation
Settlement Date	Counterparty	Deliver/(Receive)		In Exchange For		(Depreciation)
Sep-21	Deutsche Bank	$62,672,517	JPY	$569,650	USD	$4,298
Sep-21	Deutsche Bank	(91,691,899)	JPY	(831,272)	USD	(4,143)
Sep-21	Deutsche Bank	(448,427)	USD	(635,217)	NZD	4,946
Sep-21	Deutsche Bank	(460,883)	USD	(601,782)	AUD	9,195

OPTIONS ON FUTURES CONTRACTS						Unrealized
			Expiration	Strike	Notional	Appreciation
	Put/Call	Description	Date	Price	Value	(Depreciation)
Purchased
	Call	Eurodollar	Jun-22	$99.25	$2,118,473	$480
	Call	Eurodollar	Dec-21	100.00	1,022,304	38
	Call	1 Year Eurodollar Midcurve Option	Sep-21	99.50	670,676	202

Written
	Call	Eurodollar	Jun-22	$99.00	$(2,113,136)	$(320)
	Call	1 Year Eurodollar Midcurve Option	Sep-21	99.38	(669,834)	(101)

AUD - Australian Dollar
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
USD - U.S. Dollar
XAG - Silver

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.